UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NEW YORK EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Shares	Common Stocks - 99.70%	Value

	Beverages - 4.86%
8,000	Constellation Brands, Inc. (a)	$ 200,000

	Computer Peripheral Equipment, NEC - 3.67%
14,000	Symbol Technologies, Inc.	151,060

	Electromedical & Electrotherapeutic Apparatus - 4.52%
9,000	Conmed Corp. (a)	186,300

	Financial - 32.66%
1,350	Bear Stearns Cos., Inc.	189,108
4,000	Citigroup, Inc.	192,960
1,200	Goldman Sachs Group, Inc.	180,516
2,600	Lehman Brothers Holdings, Inc.	169,390
1,500	M&T Bank Corp.	176,880
3,000	JP Morgan Chase & Co.	126,000
2,000	Merrill Lynch & Co.	139,120
15,000	Partners Trust Financial Group, Inc.	171,150
		1,345,124
	In Vitro & In Vivo Diagnostics Substances - 4.00%
5,000	OSI Pharmaceuticals, Inc. (a)	164,800

	Information Technology - 16.93%
750,000	CopyTele, Inc. (a)	540,000
6,500	Corning, Inc. (a)	157,235
		697,235

	Measuring & Controlling Devices, NEC - 6.00%
100,000	Mechanical Technology, Inc. (a)	247,000

	Pharmaceutical Preporations - 10.64%
7,000	Bristol Myers Squibb Co.	181,020
7,000	Hi-Tech Pharmacal Co., Inc. (a)	115,990
11,000	Regeneron Pharmeceuticals, Inc. (a)	141,020
		438,030
	Radio Broadcasting Stations - 5.77%
50,000	Sirius Satellite Radio, Inc. (a)	237,500

	Semiconductors & Realted Devices - 4.91%
80,000	JDS Uniphase Corp. (a)	202,400

	Services-Comercial, Physical & Biological Research - 4.54%
17,500	Albany Molecular Research, Inc. (a)	186,900

	Software - 1.21%
220,000	Nibex, Inc. (b)	49,999

	Total Common Stocks - (Cost $3,506,356) - 99.70%	$ 4,106,348

	Other Assets Less Liabilities - (.30)%	12,340

	Net Assets - 100.0%	$ 4,118,688

(a) Non-income producing security.
(b) Restricted Security.
NOTES TO FINANCIAL STATEMENTS
New York Equity Fund
1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,506,356 amounted to $599,992 which consisted of aggregate gross unrealized appreciation of $1,029,402 and aggregate gross unrealized depreciation of $429,410.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date August 28, 2006

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.